Summary of Significant Accounting Policies - Schedule of Employee Stock Purchase Plan Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	6 months	6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Employee Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate	35.70%	39.70%	50.50%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.40%	4.20%	1.80%
Share price (in USD per share)	$ 10.44	$ 4.69	$ 4.69
Employee Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate	38.70%	50.50%	74.30%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	5.30%	5.10%	4.20%
Share price (in USD per share)	$ 20.36	$ 8.42	$ 5.25